SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2013			2012			2011
	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time charter revenues	90,558	—	90,558	409,593	—	409,593	299,848	—	299,848
Vessel and other management fees	9,270	—	9,270	752	—	752	—	—	—
Vessel and voyage operating expenses	(58,009)	—	(58,009)	(96,525)	—	(96,525)	(68,914)	—	(68,914)
Administrative expenses	(22,816)	(136)	(22,952)	(23,973)	(1,040)	(25,013)	(26,988)	(6,691)	(33,679)
Impairment of long-term assets	(500)	—	(500)	(500)	—	(500)	(500)	—	(500)
Depreciation and amortization	(36,562)	(309)	(36,871)	(85,187)	(337)	(85,524)	(69,814)	(472)	(70,286)
Other operating gains and losses	—	—	—	—	(27)	(27)	—	(5,438)	(5,438)
Gain on disposal of Golar Maria (including amortization of deferred gain)	65,619	—	65,619	—	—	—	—	—	—
Operating income (loss)	47,560	(445)	47,115	204,160	(1,404)	202,756	133,632	(12,601)	121,031
Other non-operating income (loss)	27,605	—	27,605	858,080	(151)	857,929	541	—	541
Net financial income (expenses)	41,768	—	41,768	(42,864)	(4)	(42,868)	(52,593)	(509)	(53,102)
Income taxes	3,404	—	3,404	(2,765)	—	(2,765)	1,705	—	1,705
Equity in net earnings (losses) of affiliates	15,821	—	15,821	(609)	—	(609)	(1,900)	—	(1,900)
Net income (loss)	136,158	(445)	135,713	1,016,002	(1,559)	1,014,443	81,385	(13,110)	68,275
Non-controlling interests	—	—	—	(43,140)	—	(43,140)	(21,625)	—	(21,625)
Net income attributable to Golar LNG Ltd	136,158	(445)	135,713	972,862	(1,559)	971,303	59,760	(13,110)	46,650
Total assets	2,664,953	268	2,665,221	2,413,564	835	2,414,399	2,230,006	2,628	2,232,634
Investment in affiliates	350,918	—	350,918	367,656	—	367,656	22,529	—	22,529
Capital Expenditures	734,155	—	734,155	342,987	—	342,987	289,182	—	289,182

Revenue by major customer
In the years ended December 31, 2013, 2012 and 2011, revenues from the following customers accounted for over 10% of our consolidated time charter revenues:

(in thousands of $)	2013		2012		2011
Gdf Suez Gas	10,015	11%	22,326	5%	4,931	2%
Major Japanese trading Company	47,744	53%	38,992	9%	—	—%
Eni Spa	8,912	10%	2,480	1%	—	—%
Petrobras*	—	—%	90,321	22%	93,741	31%
Dubai Supply Authority*	—	—%	45,951	11%	47,054	16%
Pertamina*	—	—%	35,455	9%	37,829	13%
Qatar Gas Transport Company*	—	—%	23,006	6%	35,461	12%
BG Group plc*	13,114	14%	96,179	23%	25,101	8%
PT Nusantara Regas*	—	—%	38,789	9%	—	—

Revenues and fixed assets with respect to geographical area
The following geographical data presents our revenues with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations.

Revenues (in thousands of $)	2013	2012	2011
Brazil*	—	90,321	93,741
United Arab Emirates*	—	45,951	47,054
Indonesia*	—	38,789	—

* A substantial portion of these revenues for the years ended December 31, 2012 and 2011 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.